Shareholder Report, Holdings (Details)	Feb. 28, 2026
Fidelity Short-Term Treasury Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Fidelity Short-Term Treasury Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Short-Term Treasury Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Short-Term Treasury Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Short-Term Treasury Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Short-Term Treasury Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	42.10%
Fidelity Short-Term Treasury Bond Index Fund | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Fidelity Short-Term Treasury Bond Index Fund | CD5Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Short-Term Treasury Bond Index Fund | CD6Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Short-Term Treasury Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Short-Term Treasury Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Series Long-Term Treasury Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Fidelity Series Long-Term Treasury Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Series Long-Term Treasury Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Series Long-Term Treasury Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	32.40%
Fidelity Series Long-Term Treasury Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity Series Long-Term Treasury Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	35.90%
Fidelity Series Long-Term Treasury Bond Index Fund | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Series Long-Term Treasury Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Fidelity Series Long-Term Treasury Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity SAI U.S. Treasury Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	73.40%
Fidelity SAI U.S. Treasury Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Fidelity SAI U.S. Treasury Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity SAI U.S. Treasury Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Fidelity SAI U.S. Treasury Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Fidelity SAI U.S. Treasury Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Fidelity SAI U.S. Treasury Bond Index Fund | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Fidelity SAI U.S. Treasury Bond Index Fund | CD5Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity SAI U.S. Treasury Bond Index Fund | CD6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity SAI U.S. Treasury Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Fidelity SAI U.S. Treasury Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity SAI Long-Term Treasury Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity SAI Long-Term Treasury Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity SAI Long-Term Treasury Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity SAI Long-Term Treasury Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Fidelity SAI Long-Term Treasury Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	45.40%
Fidelity SAI Long-Term Treasury Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity SAI Long-Term Treasury Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Long-Term Treasury Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Fidelity Long-Term Treasury Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Long-Term Treasury Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Long-Term Treasury Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Fidelity Long-Term Treasury Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Fidelity Long-Term Treasury Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	37.90%
Fidelity Long-Term Treasury Bond Index Fund | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Long-Term Treasury Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Long-Term Treasury Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Intermediate Treasury Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Fidelity Intermediate Treasury Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Intermediate Treasury Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Intermediate Treasury Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Intermediate Treasury Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Fidelity Intermediate Treasury Bond Index Fund | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	57.30%
Fidelity Intermediate Treasury Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Fidelity Intermediate Treasury Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity SAI Intermediate Treasury Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity SAI Intermediate Treasury Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity SAI Intermediate Treasury Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity SAI Intermediate Treasury Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity SAI Intermediate Treasury Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	59.40%
Fidelity SAI Intermediate Treasury Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity SAI Intermediate Treasury Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity SAI Short-Term Treasury Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity SAI Short-Term Treasury Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity SAI Short-Term Treasury Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity SAI Short-Term Treasury Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity SAI Short-Term Treasury Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity SAI Short-Term Treasury Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	53.60%
Fidelity SAI Short-Term Treasury Bond Index Fund | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	28.60%
Fidelity SAI Short-Term Treasury Bond Index Fund | CD5Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Short-Term Treasury Bond Index Fund | CD6Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Short-Term Treasury Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity SAI Short-Term Treasury Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%